Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Basis Of Accounting Policy [Policy Text Block]

These consolidated financial statements (“financial statements”) have been prepared in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”), are stated in U.S. dollars, and reflect the following significant accounting policies.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]	Basis of presentation These financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.
Use of Estimates, Policy [Policy Text Block]

Use of estimates

Management makes estimates and assumptions that affect the reported amounts of assets and liabilities, contingent or otherwise, as at the date of the financial statements and the Company’s reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are applied to the following: the Company’s allowance for doubtful accounts receivable; estimates of future cash flows and earnings, income tax and other estimates used in the annual and, when required, interim tests for goodwill impairment; recoverability assumptions for landfill development assets; the useful life of capital and intangible assets; fair value of assets and liabilities acquired in business combinations; fair value of contingent acquisition payments; accrued insurance reserves; projected landfill construction and development costs and estimated permitted airspace capacity consumed in the determination of landfill asset amortization; estimated landfill and other site remediation costs; estimated closure and post-closure costs; various economic estimates used in the development of fair value estimates, including but not limited to interest and inflation rates; share price volatility and the estimated length of time employees will hold options before exercise in the determination share based compensation, in addition to estimates of future performance, which are compared to established targets, to determine share based compensation for performance share units; the fair value of financial instruments; contingencies related to litigation, claims and assessments; the likelihood of realizing deferred income tax assets; and deferred income tax assets and liabilities. Accordingly, future results may differ significantly from these estimates.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and cash equivalents Cash and cash equivalents include cash and highly liquid short-term money market investments that have an original term to maturity of three months or less.
Finance, Loans and Leases Receivable, Policy [Policy Text Block]

Other receivables

Other receivables include direct finance lease receivables and notes exchanged from the sale of property.

Assets leased under terms that transfer substantially all of the benefits and risks and rewards of ownership to customers are accounted for as direct finance lease receivables. Direct finance lease receivables are carried at cost and discounted at the underlying rate implicit in the lease.

Notes exchanged from the sale of property are recorded at the present value of the consideration exchanged. The difference between the present value and the face amount of the note is recognized as a discount or premium HYPERLINK "javascript:;" , as applicable, and amortized as interest income or expense over the life of the note. The rate of interest is held constant over the period outstanding.

The fair value of other receivables is estimated using a discounted cash flow analysis applying interest rates that management considers consistent with the credit quality of the borrower. Other receivables are periodically reviewed for impairment and any resulting write-down to the net recoverable amount is recorded in the period in which impairment occurs.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted cash

Cash received on the issuance of variable rate demand solid waste disposal revenues bonds (“IRBs”) is made available for certain purposes, which may include some or all of the of following: landfill construction or equipment, vehicles and or containers. Cash received in advance of permitted expenditures is not available for general Company purpose or use. Accordingly, restricted cash amounts are classified as restricted cash on the Company’s balance sheet and deposits and withdrawals of restricted cash amounts are recorded as an investing activity in the statement of cash flows.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Intangibles

Intangibles include customer collection contracts, customer lists, non-competition agreements, transfer station permits and trade-names. All intangibles are deemed to have finite lives and are amortized on a straight-line basis as follows:

Customer collection contracts Estimated contract term net of attrition

Customer lists 2-12 years

Non-competition agreements 2-5 years

Transfer station permits 10-25 years

Trade-names 1-13 years

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill

Goodwill is not amortized and is tested annually for impairment. Impairment may be tested more frequently if an event or circumstance occurs that more likely than not reduces the fair value of a reporting unit below its carrying amount. Examples of such events or circumstances include: a significant adverse change in legal factors or in the business climate; an adverse action or assessment by a regulator; unanticipated or increased competition; the loss of key personnel; a more-likely-than-not expectation that a significant portion or all of a reporting unit will be sold or otherwise disposed of; the testing for write-down or impairment of a significant asset group within a reporting unit; or the recognition of a goodwill impairment loss by a subsidiary that is a component of the reporting unit. Goodwill is not tested for impairment when the assets and liabilities that make up the reporting unit have not changed significantly since the most recent fair value determination, the most recent fair value determination results in an amount that exceeded the carrying amount by a substantial margin, and based on an analysis of events that have occurred and circumstances that have changed since the most recent fair value determination, there are no such events or circumstances that would indicate it is more likely than not that the fair value of the reporting unit is less than its carrying value. The Company has identified its reporting units as its operating segments and the amount of goodwill assigned to each and methodology employed to make such assignments has been applied on a consistent basis.

The impairment test is a two step test. The first test requires the Company to compare the estimated fair value of its reporting units to their carrying amounts. If the estimated fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered impaired. However, if the carrying amount of the reporting unit exceeds its estimated fair value, the estimated fair value of the reporting unit’s goodwill is compared to its carrying amount to measure the resulting amount of impairment loss, if any. The second step of the test requires the Company to determine the estimated fair value of goodwill in the same manner goodwill is determined in a business combination, representing the reporting unit’s excess estimated fair value over amounts assigned to its identifiable assets and liabilities. The estimated fair value of a reporting unit is the amount that it can be bought or sold in a current transaction between willing parties, that is, other than in a forced sale or liquidation. The Company uses a discounted future cash flow approach to determine the estimate of fair value, but considers additional measures as well. Accordingly, the Company compares the estimated fair value derived from the use of the discounted future cash flow approach to other fair value measures, which may include adjusted EBITDA multiplied by a market trading multiple, offers from potential suitors, where available, or appraisals. In certain circumstances, alternative methods to determine an estimate of fair value may prove more accurate.

Prolonged economic weakness, higher levels of competition, loss of business or loss of an operating permit or contract could render goodwill impaired and could have a material adverse effect on the Company’s financial condition and operating performance.

The Company completed its annual impairment test as of April 30, 2015, at which time the Company concluded that the fair value of all its reporting units exceeded their carrying amounts by a substantial margin.

Deferred Charges, Policy [Policy Text Block]

Landfill development assets

Landfill development assets represent costs incurred to develop landfills, including costs to obtain new or expansion landfill permits. Landfill development assets are reclassified to landfill assets once the asset is available for use, which is typically when the landfill is permitted to accept waste. Reclassified amounts are amortized in accordance with the Company’s landfill asset accounting policy. Management periodically reviews the carrying values of landfill development assets for impairment. Any resulting write-down to estimated fair value is recorded in the period in which the impairment occurs and is recorded to operating expense on the Company’s statement of operations and comprehensive income or loss.

Debt Policy [Policy Text Block]

Deferred financing costs

Deferred financing costs represent fees and costs incurred to secure or amend long-term debt facilities. Deferred financing costs are amortized on a straight-line basis over the term of the underlying debt instrument, which approximates the effective interest method. Amortization of deferred financing costs is recorded to interest on long-term debt in the Company’s statement of operations and comprehensive income or loss.

Property, Plant and Equipment, Policy [Policy Text Block]

Capital assets

Capital assets are recorded at cost and, with the exception of land and improvements, are amortized over their estimated useful lives on a straight-line basis as follows:

Buildings and improvements 10-40 years

Vehicles and equipment 3-21 years

Containers and compactors 5-10 years

Furniture, fixtures and computer equipment 1-10 years

The historical cost of assets include costs to bring it to the condition and location necessary for its intended use, which may include capitalized interest attributable to the construction and development of certain assets. The Company ceases to capitalize interest once construction and development is complete and the asset is available for use. The interest rate applied reflects the Company’s weighted average interest cost incurred on long-term debt in the year of capitalization. Construction and development activities in Canada and the U.S. incur interest at the rate of interest applicable to each country. Capitalized costs, including interest amounts, are amortized over the asset’s intended useful life.

Landfill Assets Policy [Policy Text Block]

Landfill assets

Landfill assets represent the cost of landfill airspace, including original acquisition cost, landfill construction and development costs, and gas collection systems installed during the operating life of the site. Landfill assets also include capitalized landfill closure and post-closure costs, net of accumulated amortization, and the cost of either new or landfill expansion permits.

Interest is capitalized for certain landfill construction and development projects prior to the asset being available for use. The interest rate applied reflects the Company’s weighted average interest cost incurred on long-term debt in the year of capitalization. Construction and development activities in Canada and the U.S. bear interest at the rate applicable to each country.

The original cost of landfill assets, together with incurred and projected landfill construction and development costs and capitalized interest, is amortized on a per unit basis as landfill airspace is consumed. Capitalized landfill closure and post-closure costs are amortized immediately since the capitalized amounts are deemed to have no future benefit.

At least annually, management updates landfill capacity estimates and projected landfill construction and development costs. The impact of changes in these estimates is accounted for prospectively.

Landfill assets are amortized over their total available disposal capacity representing the sum of estimated permitted airspace capacity (having received the final permit from the governing authorities) plus future permitted airspace capacity, representing an estimate of airspace capacity that management believes is probable of being permitted based on the following criteria:

● Personnel are actively working to obtain the permit or permit modifications necessary for expansion of an existing landfill, and progress is being made on the project;

● It is probable that the required approvals will be received within the normal application and processing periods for approvals in the jurisdiction in which the landfill is located;

● The Company has a legal right to use or obtain land associated with the expansion plan;

● There are no significant known political, technical, legal or business restrictions or issues that could impair the success of the expansion effort;

● Management is committed to pursuing the expansion; and

● Additional airspace capacity and related costs have been estimated based on the conceptual design of the proposed expansion.

The Company and its predecessors have been successful in receiving approvals for expansions pursued; however, there can be no assurance that the Company will be successful in obtaining approvals for landfill expansions in the future.

Cost Method Investments, Policy [Policy Text Block]

Investment in cost accounted investee

Investments by the Company that do not allow it to exercise significant influence over the strategic operating, investing and financing policies of its investee are accounted for using the cost method of accounting. The cost method of accounting requires the Company to record its initial investment at cost. Post-acquisition earnings of the investee are recognized by the Company only to the extent they are distributed by the investee in the form of dividends. Dividends received by the Company in excess of post-acquisition earnings are recorded as a return of the Company’s original investment. A decline in an investment that is not considered temporary is recorded as a charge in the Company’s statement of operations and comprehensive income or loss in the period of impairment.

Equity Method Investments, Policy [Policy Text Block]

Investment in equity accounted investee

Investments where the Company has joint control or the ability to exercise significant influence over the strategic operating, investing and financing policies of an investee, are accounted for using the equity method of accounting. The equity method of accounting requires the Company to record its initial investment at cost. The carrying value of the Company’s initial investment is adjusted to include its pro rata share of the investees post-acquisition earnings, reflecting adjustments similar to those made in preparing consolidated financial statements, and is included in the Company’s determination of net income or loss. In addition, the Company’s investment also reflects loans and advances, including amounts accruing thereon, its share of capital transactions, changes in accounting policies and corrections of errors relating to prior period financial statements recorded to a post-acquisition period. Dividends received or receivable from the Company’s investee will reduce the carrying value of the Company’s investment.

Lease, Policy [Policy Text Block]

Capital leases

Assets qualifying as capital leases are initially recorded at the present value of the future minimum lease payments, excluding executory costs, and include any profit thereon. In the event that the present value of the future minimum lease payments exceeds the fair value of the leased asset at inception, the capital asset and lease obligation are recorded at fair value. Capital leases are amortized over the shorter of their estimated useful lives or the lease term on a straight-line basis. Capital lease obligations are recorded as long-term debt on the Company’s balance sheet.

Liability Reserve Estimate, Policy [Policy Text Block]

Accrued insurance

The Company is self-insured for certain general, auto liability and workers’ compensation claims. Stop-loss insurance coverage is maintained for claims in excess of $250 or $500, depending on the policy period in which the claim occurred. Self-insurance accruals are based on reported claims and claims incurred but not reported. The Company engages an independent actuary in its assessment of accrued insurance amounts and also considers its historical claims experience in the determination of these amounts. Changes in the Company’s claims history, including amounts or frequency, that increase or decrease the insurance accrual are recorded to selling, general and administrative expenses in the Company’s statement of operations and comprehensive income or loss in the period in which the change occurs. The Company makes a variety of estimates to determine its self-insurance accruals. Changes to certain of these estimates could result in significant changes to accrued insurance amounts.

Asset Retirement Obligations and Environmental Cost, Policy [Policy Text Block]

Landfill closure and post-closure costs

Costs associated with capping, closing and monitoring a landfill, or portions thereof, after it ceases to accept waste are recognized at their estimated fair value amounts over the landfill’s operating life, representing the period over which the site receives waste. The Company develops estimates for landfill closure and post-closure costs with input from its engineers and landfill and accounting personnel. Estimates are reviewed at least once annually and consider, amongst other things, regulations that govern each site. Revenues derived from landfill gas to energy facilities do not reduce the Company’s closure and post-closure cost estimates.

Quoted market prices are not available to estimate the fair value of landfill closure and post-closure costs. Accordingly, the Company estimates the fair value of landfill closure and post-closure costs using present value techniques that consider and incorporate assumptions and considerations marketplace participants would use in the determination of those estimates, including inflation, markups, inherent uncertainties due to the timing of work performed, information obtained from third parties, quoted and actual prices paid for similar work and engineering estimates. Inflation assumptions are based on management’s evaluation of current and future economic conditions and the expected timing of these expenditures. An inflation factor of 2.0% (December 31, 2014 – 2.0%) and 2.25% (December 31, 2014 – 2.5%) has been applied to develop the Company’s fair value estimates for its Canadian and U.S. landfill closure and post-closure cost obligations, respectively. Fair value estimates are discounted applying the credit adjusted risk free rate, which is a rate that is essentially free of default risk, adjusting for the Company’s credit standing.

In determining the credit adjusted risk free rate consideration is given to both current and future economic conditions and the expected timing of expenditures. Accordingly, the Company has discounted landfill closure and post-closure costs using credit adjusted risk free rates between 4.6% and 9.5% in Canada (December 31, 2014 – 4.6% and 9.5%) and 4.5% and 7.2% (December 31, 2014 – 4.5% and 7.2%) in the U.S. In isolation a change in the Company’s credit standing only impacts closure and post-closure obligations in subsequent periods.

Reliable estimates of market risk premiums are not available since no market exists to sell the responsibility for landfill closure and post-closure. Accordingly, the Company has excluded any estimate of market risk premiums in its fair value estimate of landfill closure and post-closure costs.

Upward revisions to estimated closure and post-closure costs are discounted using the current credit adjusted risk free rate. Downward revisions to estimated closure and post-closure costs are discounted using the credit adjusted risk free rate when the estimated closure and post-closure costs were originally recorded or a weighted average credit adjusted risk free rate if the original period of recognition cannot be identified.

The Company records its obligation for landfill closure and post-closure costs as airspace is consumed. The total obligation will be fully accrued, net of accretion, at the time a site ceases to accept waste and is closed.

Accretion represents increases of landfill closure and post-closure obligations due to the passage of time and is recorded to operating expense in the statement of operations and comprehensive income or loss. Accretion expense is also recognized post waste acceptance.

Maintenance activities including: environmental monitoring, mowing and fertilizing, leachate management, well monitoring, buffer maintenance, landfill gas collection, flaring systems, and other activities, are charged to operating expenses during the sites operating life. The same costs incurred subsequent to the landfill’s operating life are estimated and included in landfill post-closure obligations. Post-closure maintenance activities are generally required for a period of 30 years post waste acceptance.

Income Tax, Policy [Policy Text Block]

Income taxes

Deferred income taxes are calculated using the asset and liability method of accounting. Deferred income tax assets and liabilities represent differences between the financial reporting and tax base of assets and liabilities, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect of a change in tax rates on deferred income tax assets and liabilities is recorded to the statement of operations and comprehensive income or loss in the period in which the change occurs. Unutilized tax loss carryforwards that are not likely to be realized are reduced by a valuation allowance in the determination of deferred income tax assets. Uncertain tax positions are recognized when it is more likely than not that the tax position will not be sustained upon examination based on its technical merits. The Company recognizes interest and penalties to current income tax expense.

Revenue Recognition, Policy [Policy Text Block]

Revenues

Revenues consist primarily of waste collection fees earned from commercial, industrial, municipal and residential (“collection”) customers and transfer and landfill disposal fees charged to third-parties. The Company recognizes revenues when the service is provided, persuasive evidence of an arrangement exists, ultimate collection is reasonably assured and the price is determinable. The Company’s revenues are not derived from multiple deliverables. Revenue is recognized when waste is collected from the Company’s collection customers who are typically under contractual service agreement. Revenue earned from transfer and landfill disposal fees is recognized on the receipt of waste at a Company facility. The Company also earns revenue from the collection and sale of recycled materials and generation of electric power or methane gas. Revenue earned from the collection of recycled materials is recognized when materials are collected, while revenue recognized on the sale of recycled materials is recognized when the material is delivered to the purchaser. Revenue earned from the sale of electric power or methane gas is under contract and is recognized when the supply of electricity or methane gas is delivered to the purchaser.

Tax assessed by governmental authorities on revenue-producing transactions between the Company and its customers is excluded from revenues presented in the statement of operations and comprehensive income or loss.

Deferred revenue relates to advance billings under long-term collection contracts or when cash is received prior to the service being performed.

Business Combinations Policy [Policy Text Block]

Acquisitions

The Company accounts for acquisitions using the acquisition method of accounting and allocates the estimated fair value of consideration, together with the estimated fair value of any non-controlling interest to the estimated fair value of identifiable assets acquired and liabilities assumed. Goodwill represents the excess of consideration, including the amount of non-controlling interest, if any, in the acquired company, over the acquisition date estimated fair value of the net assets acquired, subject to certain exceptions. If consideration is less than the net assets acquired, a gain is recognized on the acquisition.

The measurement and recognition of acquired net assets may require adjustment when information is absent and fair value allocations are presented on an estimated or preliminary basis. Adjustments to estimated or preliminary amounts, reflecting new information obtained about facts and circumstances that existed at the date of acquisition, occurring not later than one year from the date of acquisition are recorded in the period determined.

Certain of the Company’s purchase and sale agreements contain contingent consideration provisions. If an estimate can be made, these provisions are recorded at their estimated fair value on the date of acquisition. For acquisitions completed after January 1, 2009, purchase price allocation adjustments resulting from contingent consideration provisions, are recorded when additional information is obtained about conditions existing at the date of acquisition. Purchase price allocation adjustments are permitted, but are limited to the measurement period, representing the earlier of the date on which all facts and circumstances are known or are determined not to be obtainable, and one year from the acquisition date. Changes in events that occur subsequent to the date of acquisition are not permissible measurement period adjustments. Changes in the estimated fair value of contingent consideration classified as equity is not re-measured, but subsequent settlements are recorded to shareholders’ equity. A change in the estimated fair value of contingent consideration classified as an asset or liability is measured at fair value and recorded to net income or loss.

Contingent consideration attributable to acquisitions completed prior to January 1, 2009 that could be reasonably estimated at the date of acquisition because the outcome was determinable beyond a reasonable doubt, was recognized at its estimated fair value and included in the purchase price allocation. Consideration contingent on maintaining or achieving specified revenue or earnings levels, satisfying representations and warranties, achieving specified tonnage thresholds, in the case of acquired landfills, or receiving approval from regulatory authorities for landfill expansion, is recognized as an adjustment to the purchase price allocation when the contingency is resolved and the additional consideration is issued or becomes issuable.

The acquisition date is the date the Company obtains control and is generally the date the Company obtains legal title to the net assets acquired. For an asset or liability to be recognized at the date of acquisition, it must meet the fundamental definition of an asset or liability. Contingencies existing before or on the date of acquisition are recognized at their estimated fair values, when they can be reasonably measured. The Company recognizes acquisition and related costs in the period incurred and records these costs to selling general and administration expense in the statement of operations and comprehensive income or loss. Costs associated with the issuance of long-term debt are capitalized to deferred financing costs and amortized over the period of the underlying debt instrument, while equity issue costs are recorded against common shares on the Company’s balance sheet.

For acquisitions achieved in stages, where the Company holds an equity interest prior to obtaining control, the Company re-measures its previously held equity interest in the acquiree at its acquisition date fair value estimate. Any resulting gain or loss is recognized in the Company’s determination of net income or loss. The acquisition method of accounting is applied on the date control is obtained.

Advertising Cost, Policy, Expensed Advertising Cost [Policy Text Block]

Advertising costs

Advertising costs of $3,130 (2014 - $2,684) were expensed as incurred and recorded to selling, general and administration expense in the statement of operations and comprehensive income or loss.

Royalties Policy [Policy Text Block]

Royalties

Certain of the Company’s purchase and sale agreements contain provisions that require the Company to make royalty payments. Royalty payments, including accrued amounts, are recorded to operating expense on the statement of operations and comprehensive income or loss as incurred.

Costs Associated with Exit or Disposal Activities or Restructurings, Policy [Policy Text Block]

Costs associated with exit activities

The Company records employee termination costs representing one-time benefits accruing to an employee when management approves and commits to a plan of termination and communicates the termination arrangement to the employee. Expenses may be recorded in future periods if employees are required to provide future services in order to receive these termination benefits. Early contract termination costs are recognized when the Company terminates the contract. Other costs associated with an exit activity may include costs to consolidate or close facilities and relocate employees, and these costs are expensed as incurred.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment and disposal of long-lived assets and assets held for sale

An impairment loss is recognized when events or circumstances indicate that the carrying amount of a long-lived asset is not recoverable and exceeds its estimated fair value. Management assesses its long-lived assets periodically or more frequently if impairment indicators exist. Any resulting impairment loss is recorded in the period in which the impairment occurs.

Long-lived assets, to be disposed of other than by sale, such as abandonment or exchange for similar productive long-lived assets, are classified as held and used until the disposal occurs.

Net assets are classified as held for sale when their carrying amount is expected to be recovered through sale rather than continued use. Held for sale assets requires a commitment from certain management to sell, including a determination that the asset or disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets or disposal groups and the sale must be highly probable.

Assets held for sale are no longer amortized and instead are recognized at the lower of their carrying amount and estimated fair value less costs to sell.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share based compensation

Share based options

The Company recognizes equity-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award. Compensation expense is recognized for all share based options with a market condition, regardless of when, if ever, the market condition is satisfied.

The fair value on the grant date is estimated using the Monte Carlo simulation option pricing model based on certain valuation assumptions. These assumptions include expected volatility of the Company’s share price and the risk free rate of interest. Changes in these variables can materially affect the estimated grant date fair value of these awards and consequently amounts recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss.

The Company has issued certain share based options with stock appreciation rights. Stock appreciation rights give the holder the right to surrender to the Company all or a portion of an option in exchange for cash equal to the excess of the fair market value, defined as the closing trading price of a share on the business day immediately preceding the date of surrender, over the option’s exercise price. These share based options are presented as liabilities on the Company’s balance sheet.

Stock appreciation rights are measured at fair value on the date of grant and are re-measured at their estimated fair value at each balance sheet date until the date of settlement. The Company considers forfeitures in the determination of its fair value estimate. Estimated changes to forfeitures are recorded as a selling, general and administration expense in the period in which the change occurs. Changes in the estimated fair value of share based options are also recorded to selling, general and administration expense. The Company has elected to recognize compensation expense on a straight-line basis over the requisite service period for the entire award.

The Company uses the Black-Scholes-Merton option pricing model to estimate the fair value of these awards, which requires using several input variables. These variables include the estimated length of time employees retain their options before exercising them and the expected volatility of the Company’s share price. Changes in these variables can materially affect the estimated fair value of share based compensation and, consequently, the amount recognized to selling, general and administration expense on the statement of operations and comprehensive income or loss.

Stock options assumed on the acquisition of Waste Services, Inc. (“WSI”) were fully vested and measured at fair value on the date of closing.

Restricted shares

Compensation expense for restricted share awards is recognized over the period employee services are rendered. Restricted shares with graded vesting schedules are viewed as separate awards and each is accounted for separately over the employee service period to the date of vesting. The Company purchases its own shares on the open market and transfers them to a trust account where the share is held for the benefit of the restricted share award recipient. Restricted shares are initially recorded to shareholders’ equity at their grant date fair value. The related expense is recorded to selling, general and administration expense as the employee service period is satisfied.

Performance Share Units (“PSUs”)

PSUs have been issued to certain employees of the Company. PSU awards are subject to meeting a three year service period, subject to certain conditions, and certain one and three year performance measures for operating cash flow and return on invested capital, respectively. The fair value of each PSU is based on the expected level of achievement relative to each performance measure and the price of the Company’s shares traded on the Toronto Stock Exchange (“TSX”). The Company’s Compensation Committee may, in its sole discretion, adjust either the Company’s financial results or targets when assessing the final award. Compensation expense is recognized over the service period based on the estimated fair value of the award at each balance sheet date until the date of vesting.

The Company uses the Black-Scholes-Merton pricing model to estimate the fair value of its PSUs which requires using several input variables. Changes in certain variables can have a significant impact on the estimated fair value of the PSUs and, consequently, the related amounts accrued on the balance sheet and recognized as compensation expense or recovery in the statement of operations and comprehensive income or loss. Compensation expense or recovery is based on the change or a portion of the change in the estimated fair value of the PSU at each reporting period multiplied by the percentage of the service period satisfied at the reporting date. The Company assesses the likelihood of achieving each performance measure and recognizes compensation expense to the extent it believes the performance measures will be achieved. If the Company concludes that it is unlikely that its performance measures will be met, the Company will recover any amounts accrued to date and cease recognizing compensation expense until this conclusion is no longer supportable. In estimating the fair value of the liability, the Company also considers current and historical forfeitures. PSUs are settled in cash and are recorded as liabilities on the Company’s balance sheet. Changes in the fair value of PSUs are recorded to selling, general and administration expense in the statement of operations and comprehensive income or loss.

Shares held by a rabbi trust

Common shares held in a rabbi trust are classified as treasury shares. Shares of the Company acquired for the benefit of its U.S. LTIP participants are held in a rabbi trust. A rabbi trust, as a grantor trust, requires that the assets held in trust be available to satisfy the claims of general creditors in the event of bankruptcy. The deferred compensation obligation is recorded to restricted shares as a component of shareholders’ equity and subsequent changes in the fair value of the shares are not recognized in either treasury stock or deferred compensation obligations. As U.S. LTIP participants draw shares from the rabbi trust, both the deferred compensation obligation and shares acquired by the U.S. LTIP reduce by a similar amount. The rabbi trust holds no other investments.

Derivatives, Policy [Policy Text Block]

Financial instruments

Fair value

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy has been established which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The following three levels of inputs are used to measure fair value:

  Level 1 – quoted prices in active markets for identical assets or liabilities
  Level 2 – observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted market prices in markets that are not active, or model derived valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities
  Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Derivatives

Derivatives, including derivatives that are embedded in financial or non-financial contracts that are not closely related to the host contract, subject to certain exceptions, are measured at their estimated fair value, even when they are part of a hedging relationship.

Gains or losses on financial instruments measured at their estimated fair values are recognized in the statement of operations and comprehensive income or loss in the periods in which they arise, with the exception of gains and losses on certain financial instruments that are part of a designated hedging relationship. Financial instruments are presented as other assets or other liabilities on the Company’s balance sheet. Gains or losses on financial instruments designated as hedges are recognized in other comprehensive income or loss.

Derivatives are financial instruments or other contracts that embody all of the following characteristics:

● their value changes in response to a change in a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, a credit rating or credit index, or other variable (sometimes called the "underlying"), provided that, in the case of a non-financial variable, the variable is not specific to a party to the contract;

● they require no initial net investment or an initial net investment that is smaller than would be required for other types of contracts that would be expected to have a similar response to changes in market factors; and

● they are settled at a future date.

The Company enters into various types of derivative financial instruments, which may include some or all of the following: interest rate swaps, commodity swaps, foreign currency exchange agreements or old corrugated cardboard hedges.

Embedded derivatives are components of a hybrid (combined) instrument that also include a non-derivative host contract. The result is that some of the cash flows of the combined instrument vary in similarity to a stand-alone derivative. An embedded derivative causes some or all of the cash flows that would otherwise be required by the contract to be modified according to a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, a credit rating or credit index, or other variable, provided that, in the case of a non-financial variable, the variable is not specific to a party to the contract. An embedded derivative is separated from its host contract when all of the following conditions are met:

● the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract;

● the separated instrument would meet the definition of a derivative; and

● the hybrid (combined) instrument is not measured at fair value with changes in fair value recognized in net income or loss.

Gains or losses on embedded derivatives are recorded in the statement of operations and comprehensive income or loss as a gain or loss on financial instruments and are presented as other assets or other liabilities on the Company’s balance sheet.

The Company identified an embedded derivative in a wood waste supply agreement. This agreement was subsequently amended and the embedded derivative identified in the original agreement no longer exists.

Hedges

Hedges modify the Company’s exposure to one or more risks by creating an offset between changes in the fair value of, or the cash flows attributable to, the hedged item and the hedging item. Hedge accounting ensures that counterbalancing gains, losses, revenues and expenses are recognized in net income or loss in the same period or periods. In addition, hedge accounting is only applied when gains, losses, revenues and expenses on a hedging item would otherwise be recognized in net income or loss in a different period than the hedged item.

The application of hedge accounting is at the option of the Company; however, hedge accounting can only be applied at inception of the hedging relationship when the Company has satisfied the following conditions:

● the nature of the specific risk exposure or exposures being hedged has or have been identified in accordance with the Company’s objective and strategy;

● the Company has designated that hedge accounting will be applied to the hedging relationship; and

● the Company has formally documented its risk management objective, its strategy, the hedging relationship, the hedged item, the related hedging item, the specific risk exposure or exposures being hedged, the term of the hedging relationship, and the method for assessing the effectiveness of the hedging relationship.

In addition, both at the inception of the hedging relationship, and throughout its term, the Company has to be reasonably certain that the relationship will be effective and consistent with its originally documented risk management objective and strategy. Hedge effectiveness is assessed as how fair value or cash flows of a hedged item relate to the risk being hedged that arise during the term of a hedging relationship. Accordingly, the effectiveness of the hedging relationship must be reliably measurable, the hedging relationship must be assessed on a regular periodic basis over its term to determine that it has been maintained, and is expected to be effective, and in the case of a forecasted transaction, it is probable that the transaction will occur.

Fair value hedges, hedge the exposure to changes in the fair value of: a recognized asset or liability; an unrecognized firm commitment; or, an identified portion of such an asset, liability or firm commitment. The Company has no fair value hedges.

Cash flow hedges, hedge the exposure to variability of cash flows associated with: a recognized asset or liability; a forecasted transaction; or, a foreign currency risk in an unrecognized firm commitment. The gain or loss resulting from the effective portion of the hedge is recognized in other comprehensive income or loss and the ineffective portion of the gain or loss is recognized as a net gain or loss on financial instruments in the Company’s statement of operations and comprehensive income or loss.

The Company would discontinue hedge accounting when a hedging relationship ceases to satisfy the conditions of hedge accounting, including: maturity, expiry, sale, termination, cancellation or exercise, of the hedging item or hedged item; the anticipated transaction will not occur within the documented time period or within an additional two month period thereafter; the Company terminates its designation of the hedging relationship; or, the hedging relationship ceases to be effective. When a hedging item ceases to exist or it is determined that the anticipated transaction will not occur, amounts recognized in other comprehensive income or loss are recognized in net income or loss. If the Company terminates its designation of the hedging relationship or the hedging relationship ceases to be effective, amounts recorded to other comprehensive income or loss in previous periods are not reversed, while amounts arising subsequently are recorded to the Company’s statement of operations and comprehensive income or loss as a net gain or loss on financial instruments. Amounts that were recorded to other comprehensive income or loss in previous periods that were not reversed are recorded as a net gain or loss on financial instruments in the same period or periods as the hedged transaction affects net income.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translation

The Company’s functional currency is the Canadian dollar. Accordingly, its financial position, results of operations, cash flows and equity are initially consolidated in Canadian dollars. The Company has concluded that its U.S. segments are self-sustaining foreign operations and therefore translates these segments applying the current rate method. Application of this method translates assets and liabilities to Canadian dollars from their functional currency using the exchange rate in effect at the balance sheet date. Revenues and expenses are translated to Canadian dollars at the average monthly exchange rates in effect during the year or period. The resulting translation adjustments are included in other comprehensive income or loss and are only included in net income or loss upon complete or substantially complete liquidation of the Company’s investment in its foreign operations. Gains or losses on foreign currency balances or transactions that are designated as hedges of a net investment in self-sustaining foreign operations are offset against exchange gains or losses included in other comprehensive income or loss.

The Company has elected to report its financial results in U.S. dollars. Accordingly, the Company’s balance sheet is translated from Canadian to U.S. dollars at the foreign currency exchange rate in effect at the balance sheet date. The statement of operations and comprehensive income or loss and statement of cash flows are translated to U.S. dollars applying the average foreign currency exchange rate in effect during the reporting period. The resulting translation adjustments are included in other comprehensive income or loss